Operating Segments (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Operating Segments
Table 27.1 presents our results by operating segment.
Table 27.1: Operating Segments

(income/expense in millions, average balances in billions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Other (1)	Consolidated Company
2019
Net interest income (2)	$27,610	17,699	4,037	(2,115)	47,231
Provision (reversal of provision) for credit losses	2,319	378	5	(15)	2,687
Noninterest income	17,706	9,978	13,304	(3,156)	37,832
Noninterest expense	32,696	15,352	13,709	(3,579)	58,178
Income (loss) before income tax expense (benefit)	10,301	11,947	3,627	(1,677)	24,198
Income tax expense (benefit) (3)	2,426	1,246	904	(419)	4,157
Net income (loss) before noncontrolling interests	7,875	10,701	2,723	(1,258)	20,041
Less: Net income (loss) from noncontrolling interests	477	5	10	—	492
Net income (loss)	$7,398	10,696	2,713	(1,258)	19,549
2018
Net interest income (2)	$29,219	18,690	4,441	(2,355)	49,995
Provision (reversal of provision) for credit losses	1,783	(58)	(5)	24	1,744
Noninterest income	17,694	10,016	11,935	(3,232)	36,413
Noninterest expense	30,491	16,157	12,938	(3,460)	56,126
Income (loss) before income tax expense (benefit)	14,639	12,607	3,443	(2,151)	28,538
Income tax expense (benefit) (3)	3,784	1,555	861	(538)	5,662
Net income (loss) before noncontrolling interests	10,855	11,052	2,582	(1,613)	22,876
Less: Net income (loss) from noncontrolling interests	461	20	2	—	483
Net income (loss)	$10,394	11,032	2,580	(1,613)	22,393
2017
Net interest income (2)	$28,658	18,810	4,641	(2,552)	49,557
Provision (reversal of provision) for credit losses	2,555	(19)	(5)	(3)	2,528
Noninterest income	18,360	11,190	12,431	(3,149)	38,832
Noninterest expense	32,615	16,624	12,623	(3,378)	58,484
Income (loss) before income tax expense (benefit)	11,848	13,395	4,454	(2,320)	27,377
Income tax expense (benefit) (3)	634	3,496	1,668	(881)	4,917
Net income (loss) before noncontrolling interests	11,214	9,899	2,786	(1,439)	22,460
Less: Net income (loss) from noncontrolling interests	276	(15)	16	—	277
Net income (loss)	$10,938	9,914	2,770	(1,439)	22,183
2019
Average loans	$459.4	475.3	75.6	(59.3)	951.0
Average assets	1,028.4	861.0	84.3	(60.3)	1,913.4
Average deposits	782.0	422.5	146.0	(64.2)	1,286.3
2018
Average loans	463.7	465.7	74.6	(58.8)	945.2
Average assets	1,034.1	830.5	83.9	(59.6)	1,888.9
Average deposits	757.2	423.7	165.0	(70.0)	1,275.9

(1)
Includes the elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for WIM customers served through Community Banking distribution channels.

(2)
Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets as well as interest credits for any funding of a segment available to be provided to other segments. The cost of liabilities includes actual interest expense on segment liabilities as well as funding charges for any funding provided from other segments.

(3)
Income tax expense (benefit) for our Wholesale Banking operating segment included income tax credits related to low-income housing and renewable energy investments of $1.8 billion, $1.6 billion and $1.4 billion for the years ended December 31, 2019, 2018 and 2017 respectively.